Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2035
Income Tax Disclosure [Abstract]
Net operating loss carryforwards				$ 9,803,800
Change in valuation allowance established against deferred tax assets	$ 124,292	$ 151,267	$ 82,201